Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents

€ in thousand	As at December 31,
	2021	2020
Cash in hand	3	2
Cash at bank	346,639	173,107
Short-term bank deposits (maximum maturity of 3 months)	—	31,285
Restricted cash	44	41
Cash and cash equivalents	346,686	204,435